Legal Proceedings	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Legal Matters and Contingencies [Text Block]

8. Legal Proceedings

The Company expenses legal costs as incurred. In the ordinary course of business, the Company is subject to legal actions, proceedings and claims. As of the date of this report, management is not aware of any undisclosed actual or threatened litigation that would have a material adverse effect on the Company’s financial condition or results of operations.